Debt and Derivative Instruments - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended																12 Months Ended		0 Months Ended				12 Months Ended						12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended						0 Months Ended		3 Months Ended			1 Months Ended			12 Months Ended			12 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended
	Jan. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012	Jun. 30, 2014 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility	Mar. 31, 2014 SpinCo	Dec. 31, 2012 Other Accrued Expenses	Jun. 30, 2014 Other Assets	Dec. 31, 2013 Other Assets	Jun. 30, 2014 Accrued Expense	Jun. 30, 2014 One Month Libor	Dec. 31, 2013 One Month Libor	Jun. 30, 2014 Three Month Libor	Dec. 31, 2013 Three Month Libor	Mar. 31, 2014 Subsequent Event SpinCo	Dec. 31, 2013 Interest Rate Swap	Feb. 28, 2014 Interest Rate Swap Agreement	Jan. 15, 2014 Senior Secured Credit Facility	Jun. 30, 2014 Senior Secured Credit Facility	Dec. 31, 2013 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	Dec. 31, 2013 Senior Secured Credit Facility Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility Revolving Credit Facility	Dec. 31, 2013 Accounts Receivable Facilities	Jun. 30, 2014 Accounts Receivable Facilities	Dec. 31, 2012 Accounts Receivable Facilities	Jan. 31, 2014 Accounts Receivable Facilities Subsequent Event	Dec. 31, 2012 Federal Funds Rate	Jan. 31, 2004 Senior Secured Notes 4.875% due 2014	Jun. 30, 2014 Senior Secured Notes 4.875% due 2014	Dec. 31, 2013 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014	Jan. 15, 2004 Senior Secured Notes 4.875% due 2014	Nov. 30, 2010 Senior Notes 7.375% due 2018	Mar. 31, 2014 Senior Notes 7.375% due 2018	Jun. 30, 2014 Senior Notes 7.375% due 2018	Dec. 31, 2013 Senior Notes 7.375% due 2018	Dec. 31, 2012 Senior Notes 7.375% due 2018	Mar. 31, 2014 Senior Notes 7.375% due 2018 Subsequent Event	Nov. 30, 2010 Senior Notes 7.625% due 2020	Jun. 30, 2014 Senior Notes 7.625% due 2020	Dec. 31, 2013 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Notes 7.625% due 2020	Nov. 30, 2010 Senior Notes 9.125% Due 2013	Apr. 02, 2012 Senior Notes 10.625% due 2015	Apr. 02, 2012 Senior Notes 10.625% due 2015 Early Debt Redemption Premium	Dec. 31, 2013 Senior Notes 10.25% due 2015	Dec. 31, 2013 Senior Notes 10.25% due 2015 Early Debt Redemption Premium	Dec. 31, 2013 Senior Notes 10.25% due 2015 Loss On Early Extinguishment Of Debt	Nov. 30, 2012 Senior Subordinated Notes 6.625% due 2019	Jun. 30, 2014 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2013 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015	May 14, 2014 London Interbank Offered Rate (LIBOR) [Member] Accounts Receivable Facilities	May 14, 2014 London Interbank Offered Rate (LIBOR) [Member] Accounts Receivable Facilities Amendment [Member]	May 14, 2014 Base Rate Accounts Receivable Facilities	May 14, 2014 Base Rate Accounts Receivable Facilities Amendment [Member]	Mar. 31, 2013 Refinancing of Debt [Member] Senior Secured Credit Facility	Mar. 02, 2012 Refinancing of Debt [Member] Senior Secured Credit Facility	Feb. 07, 2014 Seventh Amendment	Feb. 07, 2014 Seventh Amendment Subsequent Event	Mar. 31, 2014 Availability Services Term Loan	Mar. 31, 2014 Availability Services Term Loan Subsequent Event	Dec. 31, 2013 Other Debt Obligations	Feb. 28, 2014 Tranche A Subsequent Event	Feb. 28, 2014 Tranche A Senior Secured Credit Facility	Jan. 31, 2012 Tranche A Senior Secured Credit Facility	Dec. 31, 2013 Tranche A Senior Secured Credit Facility	Dec. 31, 2012 Tranche A Senior Secured Credit Facility	Mar. 02, 2012 Tranche A Senior Secured Credit Facility	Dec. 31, 2013 Tranche A Accounts Receivable Facilities	Mar. 31, 2014 Tranche C	Mar. 31, 2014 Tranche C Subsequent Event	Mar. 02, 2012 Tranche C Senior Secured Credit Facility	Dec. 31, 2013 Tranche C Senior Secured Credit Facility	Mar. 31, 2013 Tranche C Refinancing of Debt [Member]	Mar. 31, 2014 Tranche D	Dec. 31, 2012 Tranche D	Dec. 17, 2012 Tranche D	Mar. 31, 2014 Tranche D Subsequent Event	Dec. 31, 2012 Tranche D LIBOR Floor Rate	Jan. 31, 2012 Incremental Term Loan	Dec. 31, 2012 Incremental Term Loan Senior Secured Credit Facility	Mar. 31, 2013 Tranche E	Mar. 31, 2014 Tranche E	Mar. 31, 2014 Tranche E Subsequent Event	Mar. 31, 2013 Tranche E LIBOR Floor Rate	Mar. 31, 2013 Tranche E Refinancing of Debt [Member]	Jan. 31, 2012 Tranche B Senior Secured Credit Facility	Mar. 31, 2013 Tranche B Refinancing of Debt [Member]	Mar. 31, 2014 Revolving Credit Facility Subsequent Event	Dec. 31, 2013 Revolving Credit Facility Accounts Receivable Facilities	Jan. 31, 2014 Revolving Credit Facility Accounts Receivable Facilities Subsequent Event	Mar. 31, 2013 Revolving Credit Facility Refinancing of Debt [Member] Senior Secured Credit Facility	Dec. 31, 2013 Tranche Four And Five [Member]	Jan. 31, 2014 Term loans Accounts Receivable Facilities	Jan. 31, 2014 Term loans Accounts Receivable Facilities Subsequent Event	Mar. 31, 2014 Term loans Accounts Receivable Facilities Subsequent Event
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity				$ 850,000,000																								$ 275,000,000																																			$ 850,000,000																					$ 750,000,000												$ 600,000,000	$ 75,000,000
Available borrowing capacity				831,000,000				591,000,000																				200,000,000			200,000,000																																																																			60,000,000				140,000,000
Letter of credit, outstanding amount				19,000,000				9,000,000																																																													5,000,000
Debt agreement, outstanding amount																							2,318,000,000	3,330,000,000	3,554,000,000																																																		908,000,000									720,000,000													50,000,000		880,000,000
Line of Credit Facility, outstanding balance																																																																880,000,000																				750,000,000
Credit Facility, maturity date																										Mar. 08, 2018	Mar. 08, 2018	Dec. 19, 2017																																													Feb. 28, 2014							Feb. 28, 2017													Aug. 03, 2020						Aug. 03, 2018
Variable interest rate over base rate																												3.50%				0.50%																											3.50%	3.00%	2.50%	2.00%																	3.75%				3.50%			1.00%			3.00%			1.00%
Repayment of loan																						250,000,000																																														1,005,000,000		7,000,000	7,000,000	396,000,000		48,000,000		200,000,000	27,000,000	27,000,000				713,000,000			713,000,000		137,000,000	169,000,000		265,000,000	265,000,000			689,000,000							60,000,000	60,000,000	60,000,000
Cash received from borrowings, net of fees		(7,000,000)	2,173,000,000	2,171,000,000	1,715,000,000	(4,000,000)																																																																																							2,200,000,000
Cash used to repay debt		1,324,000,000	2,359,000,000	2,475,000,000	2,943,000,000	236,000,000																																										1,600,000,000																																	481,000,000														1,719,000,000					24,000,000
Credit Facility, maximum borrowing capacity																																																																	1,500,000,000	1,500,000,000
Cash excluded from calculation of secured leverage ratio																																																																	50,000,000	50,000,000
Increase of Adjusted EBITDA for secured debt																																																																	.60x of Adjusted EBITDA	0.60x of Adjusted EBITDA
Line of credit, commitment fee				0.875%																								0.75%
Percentage of each of the Guarantors owned by SunGard		100.00%		100.00%
Debt agreement, percentage of excess cash flow and other sources to repay debt																								50.00%
Net proceed from sale of business	1,220,000,000
Loss on extinguishment of debt	(15,000,000)	(61,000,000)	(5,000,000)	(6,000,000)	(82,000,000)	(3,000,000)																																											(37,000,000)	(27,000,000)		(29,000,000)	(21,000,000)														(36,000,000)	(36,000,000)
Proceeds from issuance of debt																																																																			1,005,000,000	1,005,000,000
Required quarterly principal repayment, as a percentage of funded total principal amount				0.25%
Interest rate received															0.16%	0.17%	0.23%	0.25%
Interest rate swap, unrealized gain(loss)				5,000,000	2,000,000	18,000,000
Interest rate swap, fair value											5,000,000		4,000,000	3,000,000
Interest rate swap, expected to be reclassified from other comprehensive income (loss) into earnings in the next 12 months		8,000,000		4,000,000
Notional Amount																					300,000,000
Number of interest rate swap agreements																					3
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																				2.24%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																				2.28%
Debt Instrument, Description of Variable Rate Basis																				The Company will receive the greater of three-month LIBOR or 1%, and will pay fixed amounts between 2.24% to 2.28%.
Applicable interest rate									3.42%											1.00%								3.67%	3.16%	3.71%				4.875%	4.875%	4.875%	4.875%	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%	7.625%	7.625%	7.625%	7.625%	9.125%			10.25%			6.625%	6.625%	6.625%	6.625%
Senior Notes issued							1,000,000,000			425,000,000									425,000,000																		250,000,000
Senior Notes, due date																																	2014-01
Senior Notes																												200,000,000	140,000,000	250,000,000					250,000,000	246,000,000		900,000,000		511,000,000	900,000,000	900,000,000		700,000,000	700,000,000	700,000,000	700,000,000				1,000,000,000				1,000,000,000	1,000,000,000	1,000,000,000	490,000,000
Discount on notes																																				4,000,000
Debt Instrument Maturity Year																																		2014	2014	2014		2018	2018	2018	2018	2018	2018	2020	2020	2020	2020				2015			2019	2019	2019	2019
Senior notes, redemption payment																																																	527,000,000
Senior notes, face amount																																																	500,000,000
Senior Notes retired																																							389,000,000				389,000,000
Write-off of capitalized deferred financing fees																																																																			25,000,000	25,000,000
Senior Note, redemption price as a percentage of aggregate principal amount				101.00%
Amount of accounts receivable secured borrowings under receivable facility																												509,000,000
Line of credit facility								600,000,000
Interest rate swap, assets, fair value												$ 1,000,000	$ 4,000,000